Class K [Member] Expense Example - Class K - BlackRock Commodity Strategies Fund - Class K Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 948